LVIP T. Rowe Price Growth Stock Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–96.18%
Aerospace & Defense–1.44%
Boeing	77,215	$ 11,515,845
†Teledyne Technologies	23,464	6,975,143
		18,490,988
Auto Components–0.43%
Aptiv	111,355	5,483,120
		5,483,120
Automobiles–0.97%
Ferrari	81,536	12,439,948
		12,439,948
Biotechnology–2.92%
AbbVie	88,300	6,727,577
†Biogen	27,700	8,763,726
†Incyte	47,360	3,468,173
†Vertex Pharmaceuticals	77,187	18,366,646
		37,326,122
Capital Markets–1.79%
Goldman Sachs Group	35,000	5,410,650
MSCI	11,082	3,202,255
S&P Global	34,410	8,432,170
TD Ameritrade Holding	139,185	4,824,152
†XP Class A	56,076	1,081,706
		22,950,933
Chemicals–0.59%
Linde	43,381	7,504,913
		7,504,913
Commercial Services & Supplies–0.43%
Cintas	31,900	5,525,718
		5,525,718
Electronic Equipment, Instruments & Components–0.15%
Hexagon Class B	45,958	1,943,342
		1,943,342
Entertainment–3.18%
†Netflix	88,411	33,198,331
†Spotify Technology	61,400	7,456,416
		40,654,747
Health Care Equipment & Supplies–4.14%
†Alcon	132,243	6,774,905
Becton Dickinson & Co.	41,827	9,610,590
†Intuitive Surgical	38,168	18,901,175
Stryker	106,065	17,658,762
		52,945,432
Health Care Providers & Services–6.37%
Anthem	56,687	12,870,216
†Centene	273,459	16,246,199
Cigna	84,804	15,025,573
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
HCA Healthcare	99,157	$ 8,909,256
Humana	14,500	4,553,290
UnitedHealth Group	95,704	23,866,664
		81,471,198
Hotels, Restaurants & Leisure–2.21%
†Chipotle Mexican Grill	11,080	7,250,752
Las Vegas Sands	185,475	7,877,124
Marriott International Class A	66,131	4,947,260
Wynn Resorts	135,669	8,165,917
		28,241,053
Industrial Conglomerates–1.75%
General Electric	1,103,400	8,760,996
Roper Technologies	43,713	13,630,151
		22,391,147
Insurance–0.59%
Chubb	67,163	7,501,436
		7,501,436
Interactive Media & Services–13.47%
†Alphabet Class A	34,460	40,040,797
†Alphabet Class C	31,733	36,899,450
†Facebook Class A	380,336	63,440,045
†InterActiveCorp	38,839	6,961,114
†Match Group	70,118	4,630,592
†Snap Class A	785,583	9,340,582
Tencent Holdings	221,900	10,967,983
		172,280,563
Internet & Direct Marketing Retail–11.84%
†Alibaba Group Holding ADR	153,255	29,805,033
†Amazon.com	58,639	114,329,631
†Booking Holdings	5,491	7,387,152
		151,521,816
IT Services–12.80%
Fidelity National Information Services	220,826	26,861,275
†Fiserv	191,457	18,186,500
Global Payments	110,462	15,931,934
Mastercard Class A	173,813	41,986,268
†PayPal Holdings	155,271	14,865,646
Visa Class A	284,847	45,894,549
		163,726,172
Machinery–1.23%
Fortive	163,500	9,023,565
Wabtec	139,657	6,721,691
		15,745,256
LVIP T. Rowe Price Growth Stock Fund–1

LVIP T. Rowe Price Growth Stock Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multiline Retail–0.93%
†Dollar Tree	92,189	$ 6,773,126
Dollarama	185,077	5,134,233
		11,907,359
Multi-Utilities–0.61%
Sempra Energy	68,982	7,794,276
		7,794,276
Oil, Gas & Consumable Fuels–0.42%
Concho Resources	53,562	2,295,132
Pioneer Natural Resources	44,095	3,093,264
		5,388,396
Professional Services–1.62%
Equifax	65,268	7,796,263
TransUnion	195,328	12,926,807
		20,723,070
Road & Rail–0.92%
JB Hunt Transport Services	63,368	5,844,431
Union Pacific	42,085	5,935,668
		11,780,099
Semiconductors & Semiconductor Equipment–3.09%
†Advanced Micro Devices	188,300	8,563,884
ASML Holding (New York shares)	52,616	13,766,450
Marvell Technology Group	439,720	9,950,864
NVIDIA	27,500	7,249,000
		39,530,198
Software–15.59%
†Adobe	15,100	4,805,424
†Datadog Class A	104,700	3,767,106
Intuit	86,521	19,899,830
Microsoft	563,132	88,811,548
†Paycom Software	33,579	6,783,294
†salesforce.com	155,887	22,444,610
†ServiceNow	45,130	12,933,355
†Slack Technologies Class A	180,816	4,853,102
=†πSnowflake Class B	3,654	141,666
†Splunk	95,752	12,086,775
Temenos	52,131	6,795,253
†VMware Class A	80,673	9,769,500
†Workday Class A	48,323	6,292,621
		199,384,084
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–1.13%
†Carvana	49,982	$ 2,753,508
Ross Stores	88,789	7,721,979
†Ulta Beauty	23,055	4,050,764
		14,526,251
Technology Hardware, Storage & Peripherals–4.77%
Apple	239,753	60,966,790
		60,966,790
Textiles, Apparel & Luxury Goods–0.80%
†Lululemon Athletica	53,697	10,178,266
		10,178,266
Total Common Stock (Cost $786,060,015)		1,230,322,693
CONVERTIBLE PREFERRED STOCKS–1.61%
=†πAirbnb Series D	14,304	1,088,821
=†πAirbnb Series E	14,245	1,084,330
=†πAnt International Class C	747,330	5,246,257
=†πAurora Innovation	128,840	880,982
=†πDoordash Series G	6,830	958,767
=†πGm Cruise Holdings Class F	126,000	1,701,630
=†πMagic Leap Series C	47,862	815,779
=†πMagic Leap Series D	43,618	784,339
=†πRivian Automotive Series D	465,637	5,002,804
=†πStripe Class B	40,238	467,187
=†πUiPath Series D1	45,137	1,314,403
=†πUiPath Series D2	7,579	220,703
=†πWeWork Companies Series E	16,159	58,172
=†πXiaoju Kuaizhi Series A	26,379	994,219
Total Convertible Preferred Stocks (Cost $22,130,294)		20,618,393

MONEY MARKET FUND–3.54%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.32%)	45,224,761	45,224,761
Total Money Market Fund (Cost $45,224,761)		45,224,761

TOTAL INVESTMENTS–101.33% (Cost $853,415,070)	1,296,165,847
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.33%)	(17,022,340)
NET ASSETS APPLICABLE TO 30,775,797 SHARES OUTSTANDING–100.00%	$1,279,143,507

LVIP T. Rowe Price Growth Stock Fund–2

LVIP T. Rowe Price Growth Stock Fund
Schedule of Investments (continued)
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2020, the aggregate value of restricted securities was $20,760,059, which represented 1.62% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Airbnb Series D	4/16/2014	$582,359	$1,088,821
Airbnb Series E	7/14/2015	1,326,130	1,084,330
Ant International Class C	6/7/2018	4,192,521	5,246,257
Aurora Innovation	3/1/2019	1,190,520	880,982
Doordash Series G	11/12/2019	1,295,631	958,767
Gm Cruise Holdings Class F	5/8/2019	2,299,500	1,701,630
Magic Leap Series C	1/20/2016	1,102,405	815,779
Magic Leap Series D	10/12/2017	1,177,686	784,339
Rivian Automotive Series D	12/23/2019	5,002,804	5,002,804
Snowflake Class B	3/17/2020	141,726	141,666
Stripe Class B	12/17/2019	631,334	467,187
UiPath Series D1	4/30/2019	1,776,218	1,314,403
UiPath Series D2	4/30/2019	298,247	220,703
WeWork Companies Series E	6/23/2015	531,463	58,172
Xiaoju Kuaizhi Series A	10/19/2015	723,476	994,219
Total		$22,272,020	$20,760,059

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP T. Rowe Price Growth Stock Fund–3

LVIP T. Rowe Price Growth Stock Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP T. Rowe Price Growth Stock Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP T. Rowe Price Growth Stock Fund–4

LVIP T. Rowe Price Growth Stock Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$18,490,988	$—	$—	$18,490,988
Auto Components	5,483,120	—	—	5,483,120
Automobiles	12,439,948	—	—	12,439,948
Biotechnology	37,326,122	—	—	37,326,122
Capital Markets	22,950,933	—	—	22,950,933
Chemicals	7,504,913	—	—	7,504,913
Commercial Services & Supplies	5,525,718	—	—	5,525,718
Electronic Equipment, Instruments & Components	—	1,943,342	—	1,943,342
Entertainment	40,654,747	—	—	40,654,747
Health Care Equipment & Supplies	46,170,527	6,774,905	—	52,945,432
Health Care Providers & Services	81,471,198	—	—	81,471,198
Hotels, Restaurants & Leisure	28,241,053	—	—	28,241,053
Industrial Conglomerates	22,391,147	—	—	22,391,147
Insurance	7,501,436	—	—	7,501,436
Interactive Media & Services	161,312,580	10,967,983	—	172,280,563
Internet & Direct Marketing Retail	151,521,816	—	—	151,521,816
IT Services	163,726,172	—	—	163,726,172
Machinery	15,745,256	—	—	15,745,256
Multiline Retail	11,907,359	—	—	11,907,359
Multi-Utilities	7,794,276	—	—	7,794,276
Oil, Gas & Consumable Fuels	5,388,396	—	—	5,388,396
Professional Services	20,723,070	—	—	20,723,070
Road & Rail	11,780,099	—	—	11,780,099
Semiconductors & Semiconductor Equipment	39,530,198	—	—	39,530,198
Software	192,447,165	6,795,253	141,666	199,384,084
Specialty Retail	14,526,251	—	—	14,526,251
Technology Hardware, Storage & Peripherals	60,966,790	—	—	60,966,790
Textiles, Apparel & Luxury Goods	10,178,266	—	—	10,178,266
Convertible Preferred Stocks	—	—	20,618,393	20,618,393
Money Market Fund	45,224,761	—	—	45,224,761
Total Investments	$1,248,924,305	$26,481,483	$20,760,059	$1,296,165,847
During the period ended March 31, 2020, there were no material transfers to or from Level 3 investments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Common Stock	Convertible Preferred Stock	Total
Balance as of 12/31/19	$—	$24,430,296	$24,430,296
Reclassifications	—	—	—
Purchases	141,726	1,113,822	1,255,548
Sales	—	(1,113,822)	(1,113,822)
Transfer In	—	—	—
Transfer Out	—	—	—
Accretion/(amortization)	—	—	—
Net realized gain	—	—	—
Net change in unrealized appreciation (depreciation)	(60)	(3,811,903)	(3,811,963)
Balance as of 03/31/20	$141,666	$20,618,393	$20,760,059
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 03/31/20	$(60)	$(2,996,031)	$(2,996,091)
LVIP T. Rowe Price Growth Stock Fund–5

LVIP T. Rowe Price Growth Stock Fund
Notes (continued)
 2. Investments (continued)
We did not present a table including the quantitative information about significant unobservable inputs used in Level 3 fair value measurements as all unobservable Level 3 measurements were provided by third parties without adjustments as of March 31, 2020.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP T. Rowe Price Growth Stock Fund–6